CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Other Comprehensive Income (Loss) [Member] AOCI Attributable to Parent [Member]	Other Comprehensive Income (Loss) [Member]	Series B Preferred Stock [Member] Common Stock [Member]	Series B Preferred Stock [Member] Additional Paid-in Capital [Member]	Series B Preferred Stock [Member] Preferred Stock [Member]	Series B Preferred Stock [Member]	Majority Shareholder [Member] Common Stock [Member]	Restricted Stock [Member] Common Stock [Member]	Restricted Stock [Member] Additional Paid-in Capital [Member]	Restricted Stock [Member] Deferred Compensation, Share-Based Payments [Member]	Restricted Stock [Member]	Common Stock [Member] Interest Expense [Member]	Common Stock [Member]	Treasury Stock, Common [Member]	Treasury Stock Shares [Member]	Additional Paid-in Capital [Member] Interest Expense [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Common Stock to be Issued [Member] Interest Expense [Member]	Common Stock to be Issued [Member]	AOCI Attributable to Parent [Member]	Preferred Stock [Member]	Deferred Compensation, Share-Based Payments [Member]	Interest Expense [Member]	Total
Balance at Dec. 31, 2021													$ 4	$ (985)	$ (493)		$ 81,479	$ (50,536)							$ 29,469
Balance (in Shares) at Dec. 31, 2021													4,354,665	(143,689)	(71,463)
Common stock issued for services																	464								464
Common stock issued for services (in Shares)													35,488
Common stock issued																	2,372								$ 2,372
Common stock issued (in Shares)							3,333						112,587							1,276					105,417
Net loss and comprehensive loss	$ 1,596	$ 1,596
Reclassification adjustment																	1,239				$ (1,239)
Net loss																		(49,236)							$ (49,236)
Issuance of common stock upon exercise of stock options																	5								5
Issuance of common stock upon exercise of stock options (in Shares)													1,242
Share repurchase														$ 978			$ (1,798)								$ (820)
Share repurchase (in Shares)													(230,000)	130,000
Issuances of common stock for acquisition (in Shares)													50,000				2,110								2,110
Issuance of common stock upon conversion of convertible debt													$ 1			$ 2,528	$ 12,825							$ 2,528	$ 12,826
Issuance of common stock upon conversion of convertible debt (in Shares)												189,650	595,610						174,116
Treasury stock															$ (324)		(2,913)								(3,237)
Treasury stock (in Shares)															(68,376)
Treasury stock cancelled															$ 817		(817)
Treasury stock cancelled (in Shares)													(139,839)		139,839
Balance at Dec. 31, 2022																									(1,923)
Common stock issued																	31								31
Common stock issued (in Shares)													(891)
Net loss and comprehensive loss																		(7,979)			(58)				(8,037)
Share repurchase														$ 7			(7)
Share repurchase (in Shares)													(13,672)	13,689
Issuance of common stock upon conversion of convertible debt																			$ (175)
Issuance of common stock upon conversion of convertible debt (in Shares)												175,392							(175,392)
Carryover effects of financial statement restatements in prior periods																		294							294
Balance at Mar. 31, 2023													$ 5				96,280	(107,457)			1,538				(9,634)
Balance (in Shares) at Mar. 31, 2023													5,133,565
Balance at Dec. 31, 2022																									(1,923)
Net loss																									(23,098)
Balance at Sep. 30, 2023													$ 5				96,741	(122,578)			1,208		$ (62)		(24,686)
Balance (in Shares) at Sep. 30, 2023													5,212,586
Balance at Dec. 31, 2022																									(1,923)
Common stock issued									$ 129		$ 129						1,555								$ 1,555
Common stock issued (in Shares)								23,820					303,015												100,525
Net loss and comprehensive loss																		(53,101)			44				$ (53,057)
Net loss																									$ (53,101)
Issuance of common stock upon exercise of stock options (in Shares)																									0
Share repurchase														$ 7			(7)
Share repurchase (in Shares)													(13,672)	13,689
Issuance of common stock upon conversion of convertible debt				$ 74,141	$ 1	$ 74,142							$ 1			5	2,514							5	$ 2,515
Issuance of common stock upon conversion of convertible debt (in Shares)					55,000							176,130	527,172						(175,392)
Carryover effects of financial statement restatements in prior periods																		292							292
Shares forfeited																	(167)								(167)
Shares forfeited (in Shares)													(26,683)
Issuances of common stock from previous unregistered shares (in Shares)													34,430
Balance at Dec. 31, 2023													$ 6				175,664	(152,581)			401	$ 1			23,491
Balance (in Shares) at Dec. 31, 2023													5,996,948									55,000
Balance at Mar. 31, 2023													$ 5				96,280	(107,457)			1,538				(9,634)
Balance (in Shares) at Mar. 31, 2023													5,133,565
Common stock issued									100	$ (67)	33						130								130
Common stock issued (in Shares)								13,166					9,511
Net loss and comprehensive loss																		(12,005)			(13)				(12,018)
Issuance of common stock upon conversion of convertible debt																$ 5	416							$ 5	416
Issuance of common stock upon conversion of convertible debt (in Shares)												738	56,265
Shares forfeited																	(315)								(315)
Shares forfeited (in Shares)													(16,865)
Balance at Jun. 30, 2023													$ 5				96,616	(119,462)			1,525		(67)		(21,383)
Balance (in Shares) at Jun. 30, 2023													5,196,380
Common stock issued									105	$ 5	110						20								20
Common stock issued (in Shares)								7,328					8,878
Net loss and comprehensive loss																		(3,116)			(317)				(3,433)
Net loss																									(3,116)
Balance at Sep. 30, 2023													$ 5				96,741	(122,578)			1,208		$ (62)		(24,686)
Balance (in Shares) at Sep. 30, 2023													5,212,586
Balance at Dec. 31, 2023													$ 6				175,664	(152,581)			401	$ 1			23,491
Balance (in Shares) at Dec. 31, 2023													5,996,948									55,000
Issuance of common stock under equity incentive plans													$ 1				119								119
Issuance of common stock under equity incentive plans (in Shares)													6,333
Issuance of restricted common stock under equity incentive plans									94		94
Issuance of restricted common stock under equity incentive plans (in Shares)								14,443
Net loss and comprehensive loss																		(2,689)			(445)				(3,134)
Issuance of common stock upon exercise of stock options (in Shares)													6,218
Shares forfeited													$ (1)				(100)								(100)
Shares forfeited (in Shares)													(22,455)
Balance at Mar. 31, 2024													$ 6				175,777	(155,270)			(44)	$ 1			20,470
Balance (in Shares) at Mar. 31, 2024													6,001,487									55,000
Balance at Dec. 31, 2023													$ 6				175,664	(152,581)			401	$ 1			23,491
Balance (in Shares) at Dec. 31, 2023													5,996,948									55,000
Net loss																									$ (19,974)
Issuance of common stock upon exercise of stock options (in Shares)																									11,999
Balance at Sep. 30, 2024													$ 7				177,750	(172,555)			1,120	$ 1			$ 6,323
Balance (in Shares) at Sep. 30, 2024													6,957,875									53,950
Balance at Mar. 31, 2024													$ 6				175,777	(155,270)			(44)	$ 1			20,470
Balance (in Shares) at Mar. 31, 2024													6,001,487									55,000
Issuance of restricted common stock under equity incentive plans									279		279
Issuance of restricted common stock under equity incentive plans (in Shares)								42,659
Net loss and comprehensive loss																		(12,111)			(174)				(12,285)
Issuance of common stock upon conversion of convertible debt			$ 1	(1)													240								240
Issuance of common stock upon conversion of convertible debt (in Shares)			567,262		(875)								169,220
Shares forfeited																	(75)								(75)
Shares forfeited (in Shares)													(30,528)
Balance at Jun. 30, 2024													$ 7				177,620	(167,382)			(218)	$ 1			10,028
Balance (in Shares) at Jun. 30, 2024													6,750,100									54,125
Issuance of restricted common stock under equity incentive plans								$ 0	$ 132		$ 132
Issuance of restricted common stock under equity incentive plans (in Shares)								32,866
Net loss and comprehensive loss																		(5,174)			1,338				(3,836)
Net loss																									(5,174)
Issuance of common stock upon conversion of convertible debt			$ 0	$ 0	$ 0	$ 0
Issuance of common stock upon conversion of convertible debt (in Shares)			194,596		(175)
Shares forfeited													$ 0				(1)								(1)
Shares forfeited (in Shares)													(19,687)
Balance at Sep. 30, 2024													$ 7				$ 177,750	$ (172,555)			$ 1,120	$ 1			$ 6,323
Balance (in Shares) at Sep. 30, 2024													6,957,875									53,950